Financial Assets at Fair Value through Profit or Loss and Financial Investments_Derecognized Equity Securities Measured At Fair Value Through Other Comprehensive Income(Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	₩ 516,899	₩ 20,013
Accumulated other comprehensive income as of disposal date	326,410	(25,483)
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	516,883	18,342
Accumulated other comprehensive income as of disposal date	326,394	(25,652)
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	13	1,671
Accumulated other comprehensive income as of disposal date	13	169
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	3	0
Accumulated other comprehensive income as of disposal date	₩ 3	₩ 0